Operating segments	12 Months Ended
Dec. 31, 2022
Operating segments
Operating segments

4Operating segments

The Group operates as a single operating segment and one reporting segment, being the development and commercialization of eVTOL technology. An operating segment is defined as a component of an entity for which discrete financial information is available and whose results are regularly reviewed by the chief operating decision maker. The Board of Directors review all financial information as a single segment.